Right-of-use assets - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Operating Lease Right Of Use Assets [Abstract]
Change in right-of-use asset	$ 120,140,000	$ 111,810,000	$ 0